FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jul. 31, 2022
FINANCIAL RISK MANAGEMENT (Tables)
Disclosure of information about liquidity risk obligations at july, 31 2020
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$188,135	$188,135	$-
Due to related parties	102,820	102,820	-
Lease liability	41,333	8,580	32,753
Total	$332,288	$299,535	$32,753

Disclosure of information about liquidity risk obligations at july 2021
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$24,243	$24,243	$-
Due to related parties	25,367	25,367	-
Lease liability	48,799	7,466	41,333
Total	$98,409	$57,076	$41,333